Convertible Notes and Accrued Interest Payable - Schedule of Notes Payable (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Total debt and interest payable		$ 134,276	$ 126,498
Note Payable Bearing Interest at 8% [Member]
Notes payable	25,000	25,000	25,000
Accrued interest thereon	30,797	29,797	27,797
Total debt and interest payable	55,979	54,797	52,797
Note Payable Bearing Interest at 5% [Member]
Notes payable	22,059	23,077	22,059
Accrued interest thereon	14,613	14,712	12,960
Total debt and interest payable	36,673	37,789	35,019
Note Payable Bearing Interest at 12% [Member]
Notes payable	25,000	25,000	25,000
Accrued interest thereon	18,186	16,690	13,682
Total debt and interest payable	43,186	41,690	$ 38,682
Note Payable [Member]
Notes payable	12,500
Accrued interest thereon	31
Total debt and interest payable	12,531
Note Payable One [Member]
Notes payable	5,000
Accrued interest thereon	7
Total debt and interest payable	$ 5,007